Segment Reporting (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Segment Reporting (Details) [Line Items]
Number of reportable segments	2
Total long-term assets (in Dollars)		$ 5,086,413
U.S. [Member]
Segment Reporting (Details) [Line Items]
Total long-term assets (in Dollars)	$ 8,852,343	$ 8,220,921
Long-term assets, percentage	84.00%	83.00%
Canada [Member]
Segment Reporting (Details) [Line Items]
Total long-term assets (in Dollars)	$ 1,645,447	$ 1,712,595
Long-term assets, percentage	16.00%	17.00%